13D ACTIVIST FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 93.1%
	AEROSPACE & DEFENSE - 4.2%
344,064	Howmet Aerospace, Inc.	$ 10,951,557

	ASSET MANAGEMENT - 2.5%
333,393	Pershing Square Tontine Holdings Ltd.(a)	6,574,509

	AUTOMOTIVE - 2.6%
67,067	Autoliv, Inc.	6,935,398

	BIOTECH & PHARMA - 9.7%
396,361	Alkermes plc(a)	9,219,357
338,043	Elanco Animal Health, Inc.(a)	9,593,660
574,801	Ironwood Pharmaceuticals, Inc.(a)	6,702,180
		25,515,197
	CHEMICALS - 5.0%
230,866	Olin Corporation	13,279,412

	COMMERCIAL SUPPORT SERVICES - 4.2%
299,754	Aramark	11,045,935

	FOOD - 4.2%
281,773	AppHarvest, Inc.(a)	1,096,097
244,528	TreeHouse Foods, Inc.(a)	9,910,719
		11,006,816
	HEALTH CARE FACILITIES & SERVICES - 2.9%
280,510	Mednax, Inc.(a)	7,632,677

	HOME & OFFICE PRODUCTS - 2.8%
331,057	Newell Brands, Inc.	7,230,285

	INSURANCE - 1.0%
105,377	eHealth, Inc.(a)	2,687,114

13D ACTIVIST FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 93.1% (Continued)
	LEISURE FACILITIES & SERVICES - 5.5%
108,321	Papa John's International, Inc.	$ 14,457,605

	METALS & MINING - 1.1%
85,980	Arconic Corporation(a)	2,838,200

	OIL & GAS PRODUCERS - 5.3%
135,915	Cheniere Energy, Inc.	13,784,499

	PUBLISHING & BROADCASTING - 2.5%
773,655	Pearson plc - ADR	6,498,702

	REAL ESTATE OWNERS & DEVELOPERS - 4.5%
115,427	Howard Hughes Corporation (The)(a)	11,748,160

	RENEWABLE ENERGY - 3.8%
142,899	Enviva Partners, L.P.(a)	10,062,948

	RETAIL - CONSUMER STAPLES - 3.2%
59,400	Dollar Tree, Inc.(a)	8,346,888

	RETAIL - DISCRETIONARY - 2.3%
34,752	Asbury Automotive Group, Inc.(a)	6,002,713

	SOFTWARE - 7.6%
216,308	ACI Worldwide, Inc.(a)	7,505,888
449,053	Evolent Health, Inc., Class A(a)	12,425,296
		19,931,184
	TECHNOLOGY HARDWARE - 3.5%
81,747	Seagate Technology Holdings plc	9,235,776

	TECHNOLOGY SERVICES - 4.9%
161,570	Green Dot Corporation, Class A(a)	5,855,297
65,747	Insight Enterprises, Inc.(a)	7,008,630
		12,863,927

13D ACTIVIST FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 93.1% (Continued)
	TRANSPORTATION EQUIPMENT - 3.3%
284,670	Trinity Industries, Inc.	$ 8,597,034

	WHOLESALE - CONSUMER STAPLES - 2.1%
161,550	US Foods Holding Corporation(a)	5,626,787

	WHOLESALE - DISCRETIONARY - 4.4%
191,096	LKQ Corporation	11,471,493

	TOTAL COMMON STOCKS (Cost $172,469,642)	244,324,816

	SHORT-TERM INVESTMENTS — 6.9%
	MONEY MARKET FUNDS - 6.9%
18,187,289	First American Government Obligations Fund, Class X, 0.03% (Cost $18,187,289)(b)	18,187,289

	TOTAL INVESTMENTS - 100.0% (Cost $190,656,931)	$ 262,512,105
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%(C)	(47,054)
	NET ASSETS - 100.0%	$ 262,465,051

ADR	- American Depositary Receipt
LP	- Limited Partnership
LTD	- Limited Company
PLC	- Public Limited Company

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2021.
(c)	Less than 0.05%